FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 5,107	$ 3,260
Amounts Due To Related Parties	125	$ 163
Note Payable	4,665
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	5,107
Amounts Due To Related Parties	125
Minimum Rental And Lease Payments	90
Note Payable	5,000
Finance Lease Obligations	860
Total	11,182
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	5,107
Amounts Due To Related Parties	125
Minimum Rental And Lease Payments	863
Note Payable	5,000
Finance Lease Obligations	1,937
Total	13,032
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum Rental And Lease Payments	336
Note Payable	0
Finance Lease Obligations	1,077
Total	1,413
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum Rental And Lease Payments	437
Note Payable	0
Finance Lease Obligations	0
Total	$ 437